Nuveen Massachusetts Quality Municipal
Income Fund
Portfolio of Investments August 31, 2022
(Unaudited)
NMT
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 161.6% (100.0% of Total Investments)
X 187,394,851 MUNICIPAL BONDS - 161.6%  (100.0% of Total Investments)
X 187,394,851
Education and Civic Organizations - 47.8% (29.6% of Total Investments)
$ 210 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/49
6/26 at 100.00 N/R $ 205,433
450 Massachusetts Development Finance Agency, Revenue Bonds, Babson
College, Refunding Series 2022, 4.000%, 10/01/41
4/32 at 100.00 N/R 430,223
Massachusetts Development Finance Agency, Revenue
Bonds, Bentley College Issue, Series 2021A:
1,000 4.000%, 7/01/38 7/31 at 100.00 A2 948,760
735 4.000%, 7/01/39 7/31 at 100.00 A2 692,649
3,515 Massachusetts Development Finance Agency, Revenue Bonds, Berklee
College of Music, Series 2016, 5.000%, 10/01/39
10/26 at 100.00 A 3,728,044
2,200 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/38
7/23 at 100.00 AA- 2,238,632
730 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2017T, 5.000%, 7/01/42
7/27 at 100.00 AA- 777,158
Massachusetts Development Finance Agency, Revenue
Bonds, Boston University, Tender Option Bond Trust
2016-XG0070:
575 13.200%, 10/01/48, 144A, (IF) (4) 10/23 at 100.00 AA- 607,085
1,880 13.267%, 10/01/48, 144A, (IF) (4) 10/23 at 100.00 AA- 1,985,036
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2017A:
2,000 5.000%, 1/01/34 1/28 at 100.00 BBB+ 2,103,400
2,240 5.000%, 1/01/37 1/28 at 100.00 BBB+ 2,338,941
1,955 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/35
7/26 at 100.00 A- 2,040,609
Massachusetts Development Finance Agency, Revenue
Bonds, MCPHS University Issue, Series 2015H:
450 3.500%, 7/01/35 7/25 at 100.00 AA 444,465
190 5.000%, 7/01/37 7/25 at 100.00 AA 200,237
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/47
7/26 at 100.00 BBB- 1,223,244
550 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2012, 5.000%, 10/01/31
10/22 at 100.00 A1 551,204
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2014A:
875 5.000%, 3/01/39 3/24 at 100.00 A1 887,162
1,400 5.000%, 3/01/44 3/24 at 100.00 A1 1,418,242
500 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
College, Series 2013J, 5.250%, 10/01/39
10/23 at 100.00 BBB+ 507,500
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 4.000%, 10/01/38
10/30 at 100.00 BBB+ 1,058,024
1,230 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 AA 1,304,476
450 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/36
7/29 at 100.00 Baa2 474,633
1,175 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 Baa2 1,053,834
Massachusetts Development Finance Agency, Revenue
Bonds, The Broad Institute, Series 2017:
2,200 5.000%, 4/01/35 10/27 at 100.00 AA- 2,382,028
1,250 5.000%, 4/01/36 10/27 at 100.00 AA- 1,351,350
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 AA- 916,344
1,325 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/42
1/28 at 100.00 Baa1 1,359,649
1,510 Massachusetts Development Finance Agency, Revenue Bonds, Woods
Hole Oceanographic Institution, Series 2018, 5.000%, 6/01/43
6/28 at 100.00 AA- 1,625,485

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NMT
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 840 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2016, 5.000%, 9/01/37
9/26 at 100.00 A $ 875,826
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2017:
550 5.000%, 9/01/42 9/27 at 100.00 A 571,851
700 5.000%, 9/01/47 9/27 at 100.00 A 724,283
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017B, 5.000%, 9/01/42
9/27 at 100.00 A 2,599,325
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2019, 4.000%, 9/01/44
9/29 at 100.00 A 901,530
500 Massachusetts Development Finance Authority, Revenue Bonds, Suffolk
University, Refunding Series 2017, 5.000%, 7/01/35
7/27 at 100.00 Baa2 521,505
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA- 3,752,940
2,495 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2016, 5.000%, 1/01/40
7/26 at 100.00 AA- 2,645,324
Massachusetts Development Finance Authority, Revenue
Refunding Bonds, Boston University, Series 1999P:
1,090 6.000%, 5/15/29 No Opt. Call Aa3 1,244,224
1,000 6.000%, 5/15/59 5/29 at 105.00 Aa3 1,184,220
500 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue L, Senior Series 2020B, 5.000%, 7/01/28, (AMT)
No Opt. Call AA 548,450
4,000 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 Aa2 4,241,960
690 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2020-1, 5.000%, 11/01/36
11/29 at 100.00 Aa2 771,027
52,635 Total Education and Civic Organizations 55,436,312
Health Care - 32.0% (19.8% of Total Investments)
1,340 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 BBB+ 1,377,748
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
7/24 at 100.00 A+ 1,025,850
500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/32
7/26 at 100.00 BBB 525,090
1,675 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Refunding Series 2016-I, 5.000%, 7/01/30
7/26 at 100.00 A 1,790,491
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 A 949,041
1,000 5.000%, 7/01/32 7/25 at 100.00 A 1,045,120
500 5.000%, 7/01/33 7/25 at 100.00 A 521,530
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
1,500 5.000%, 7/01/38 7/28 at 100.00 A 1,595,550
2,000 5.000%, 7/01/43 7/28 at 100.00 A 2,095,820
2,800 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A1 2,939,328
3,500 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/45
8/25 at 100.00 A 3,588,760
2,145 Massachusetts Development Finance Agency, Revenue Bonds, Mass
General Brigham, Sereis 2020A-2, 5.000%, 7/01/39
1/30 at 100.00 AA- 2,362,138
1,080 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
7/23 at 100.00 BB+ 1,093,457
100 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A
7/30 at 100.00 BB+ 97,132
3,450 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2016Q, 5.000%, 7/01/47
7/26 at 100.00 AA- 3,608,286
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2017S-1:
2,200 5.000%, 7/01/37 1/28 at 100.00 AA- 2,375,912
2,100 4.000%, 7/01/41 1/28 at 100.00 AA- 2,039,079

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 820 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37
7/23 at 100.00 BBB+ $ 827,601
170 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/50
7/31 at 100.00 A- 178,104
Massachusetts Development Finance Agency, Revenue
Bonds, The Lowell General Hospital, Series 2013G:
1,000 5.000%, 7/01/37 7/23 at 100.00 BBB+ 1,009,270
2,200 5.000%, 7/01/44 7/23 at 100.00 BBB+ 2,215,950
610 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 A- 637,664
Massachusetts Development Finance Agency, Revenue
Bonds, UMass Memorial Health Care Obligated Group
Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 A- 356,988
1,095 5.000%, 7/01/44 7/27 at 100.00 A- 1,137,420
445 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 A- 464,767
280 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 BBB+ 290,962
1,020 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 4.000%, 10/01/45 - AGM Insured
10/30 at 100.00 AA 964,206
35,830 Total Health Care 37,113,264
Housing/Multifamily - 2.4% (1.5% of Total Investments)
215 Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H,
5.125%, 6/01/43
9/22 at 100.00 AA 215,215
725 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 AA 583,553
1,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/50
12/28 at 100.00 AA 763,650
1,335 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020D-1, 2.550%, 12/01/50
6/30 at 100.00 AA 907,346
400 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.450%, 12/01/51
6/30 at 100.00 AA 267,696
3,675 Total Housing/Multifamily 2,737,460
Housing/Single Family - 0.4% (0.3% of Total Investments)
500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2022-224, 4.350%, 12/01/42
6/32 at 100.00 N/R 485,390
Long-Term Care - 4.9% (3.0% of Total Investments)
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
1,040 4.125%, 10/01/42, 144A 10/22 at 105.00 BB+ 1,055,454
250 5.000%, 10/01/47, 144A 10/22 at 105.00 BB+ 262,678
460 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 A+ 473,616
485 Massachusetts Development Finance Agency, Revenue Bonds, Carleton-
Willard Village, Series 2019, 4.000%, 12/01/42
12/25 at 103.00 A- 450,997
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2013A, 5.250%, 1/01/26
1/23 at 100.00 BBB 1,009,700
525 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2022. Forward Delivery, 4.000%, 1/01/51, 144A ,
(WI/DD, Settling 10/13/22)
1/27 at 103.00 N/R 453,862
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/49
10/24 at 104.00 BBB 1,027,370
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.250%, 1/01/50
1/32 at 100.00 N/R 960,680
5,760 Total Long-Term Care 5,694,357

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NMT
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 21.4% (13.2% of Total Investments)
$ 1,240 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
10/22 at 100.00 AA $ 1,242,430
1,885 Ludlow, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2019, 3.000%, 2/01/49
2/27 at 100.00 AA- 1,485,738
2,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 Aa1 2,092,780
3,895 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 Aa1 4,170,377
4,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.250%, 1/01/44
1/29 at 100.00 Aa1 4,373,720
525 Massachusetts State, General Obligation Bonds, Refunding Series 2020D,
3.000%, 11/01/42
11/30 at 100.00 Aa1 442,885
1,775 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
10/22 at 100.00 Aa2 1,778,177
1,685 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 N/R 1,615,376
1,950 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/42
9/27 at 100.00 Aa2 1,621,367
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 1,698,420
815 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022A, 5.000%, 6/01/50
6/32 at 100.00 N/R 902,156
3,000 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022B, 5.000%, 7/01/47
7/32 at 100.00 N/R 3,331,170
24,770 Total Tax Obligation/General 24,754,596
Tax Obligation/Limited - 26.6% (16.5% of Total Investments)
855 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 AA 895,159
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/35
5/27 at 100.00 AA 538,365
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2020B-1:
2,000 5.000%, 7/01/32 7/30 at 100.00 AA 2,299,060
2,000 5.000%, 7/01/41 7/28 at 100.00 AA 2,177,300
1,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51
7/31 at 100.00 AA 966,220
1,000 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2003B, 5.375%, 5/01/23 - SYNCORA GTY Insured
No Opt. Call AA 1,020,520
550 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2022A, 4.000%, 5/01/47
5/32 at 100.00 N/R 525,740
1,350 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 AAA 1,429,704
3,020 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Social Series 2020A, 5.000%, 8/15/50
8/30 at 100.00 AAA 3,331,302
2,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 AA+ 2,174,100
1,500 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 AA+ 1,636,500
3,075 Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds,
Refunding Series 2005, 5.500%, 1/01/27 - NPFG Insured
No Opt. Call A1 3,411,374
1,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 AA+ 1,077,390
1,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 AA+ 1,569,630
485 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 503,503

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 865 4.550%, 7/01/40 7/28 at 100.00 N/R $ 864,991
843 0.000%, 7/01/46 7/28 at 41.38 N/R 241,427
4,218 0.000%, 7/01/51 7/28 at 30.01 N/R 899,531
775 4.750%, 7/01/53 7/28 at 100.00 N/R 741,132
1,259 5.000%, 7/01/58 7/28 at 100.00 N/R 1,221,356
2,867 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 2,790,336
520 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 522,538
33,182 Total Tax Obligation/Limited 30,837,178
Transportation - 9.5% (5.9% of Total Investments)
2,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/47, (AMT)
7/27 at 100.00 Aa2 2,591,700
Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 7/01/39 7/24 at 100.00 Aa2 1,036,660
2,500 5.000%, 7/01/44 7/24 at 100.00 Aa2 2,583,950
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
715 5.000%, 7/01/40 7/25 at 100.00 Aa2 752,287
1,000 5.000%, 7/01/45 7/25 at 100.00 Aa2 1,047,770
2,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 Aa2 2,118,300
1,000 Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
Corporation, Series 2019A, 4.000%, 7/01/44, (AMT)
7/29 at 100.00 A1 938,010
10,715 Total Transportation 11,068,677
U.S. Guaranteed - 7.2% (4.4% of Total Investments) (5)
1,265 Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds,
Massachusetts Municipal Lighting Plant Cooperative, Series 2013,
5.000%, 7/01/32, (Pre-refunded 7/01/23)
7/23 at 100.00 AA- 1,292,994
1,610 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa2 1,679,407
1,000 Massachusetts Development Finance Agency Revenue Bonds, Childrens
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 AA 1,052,280
1,410 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 A 1,458,701
368 Massachusetts Development Finance Agency, Revenue Bonds, North Hill
Communities Issue, Series 2013A, 6.250%, 11/15/28, (Pre-refunded
11/15/23), 144A
11/23 at 100.00 N/R 381,826
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Series 2013A:
990 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 N/R 1,008,711
885 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 AAA 901,727
500 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Series 2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ 548,570
8,028 Total U.S. Guaranteed 8,324,216
Utilities - 9.4% (5.8% of Total Investments)
565 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29
7/24 at 100.00 A- 581,950
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series
2017:
1,250 5.000%, 7/01/37 7/27 at 100.00 A- 1,307,775
420 5.000%, 7/01/40 7/27 at 100.00 A- 437,493
415 Lynn Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Series 2003A, 5.000%, 12/01/32 - NPFG Insured
10/22 at 100.00 A1 415,793
1,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 AAA 1,031,400

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NMT
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 4,445 Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue
Bonds, Project 2015A, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 N/R $ 4,118,293
1,230 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2017B, 5.000%, 8/01/42
8/27 at 100.00 AA+ 1,330,921
1,000 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/37
4/27 at 100.00 AA 1,076,750
635 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2019E, 4.000%, 4/15/38
4/29 at 100.00 AA 643,026
10,960 Total Utilities 10,943,401
$ 186,055 Total Long-Term Investments (cost $192,457,937) 187,394,851
Variable Rate Demand Preferred Shares, net of deferred offering costs - (63.6)% (6) (73,760,999)
Other Assets Less Liabilities - 2.0% 2,343,392
Net Assets Applicable to Common Shares - 100% $ 115,977,244
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 187,394,851 $ – $ 187,394,851
Total
$ – $ 187,394,851 $ – $ 187,394,851
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 39.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

WI/DD Purchased on a when-issued or delayed delivery basis.